Financial instruments - Liquidity risk (Details) $ in Millions	Dec. 31, 2020 USD ($)
Liquidity risk
Total	$ 2,854.0
Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	778.9
Due to affiliated companies
Liquidity risk
Contractual maturities, non-derivative liabilities	31.0
Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	1,741.9
Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	253.8
Composite long-term debt
Liquidity risk
Contractual maturities, non-derivative liabilities	1,995.7
Interest rate swap agreement
Liquidity risk
Contractual maturities, derivative liabilities	4.8
2021
Liquidity risk
Total	561.9
2021 | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	380.7
2021 | Due to affiliated companies
Liquidity risk
Contractual maturities, non-derivative liabilities	31.0
2021 | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	87.4
2021 | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	62.6
2021 | Interest rate swap agreement
Liquidity risk
Contractual maturities, derivative liabilities	2.5
2022
Liquidity risk
Total	759.4
2022 | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	398.2
2022 | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	307.9
2022 | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	51.5
2022 | Interest rate swap agreement
Liquidity risk
Contractual maturities, derivative liabilities	2.3
2023
Liquidity risk
Total	109.3
2023 | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	66.0
2023 | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	43.6
2024
Liquidity risk
Total	93.4
2024 | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	65.2
2024 | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	28.4
2025
Liquidity risk
Total	1,280.2
2025 | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	1,215.4
2025 | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	17.9
Thereafter
Liquidity risk
Total	49.8
Thereafter | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	49.8
Currency risk related to foreign currency transactions | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(489.9)
Amounts to be exchanged, Pay	533.5
Currency risk related to foreign currency transactions | 2021 | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(95.4)
Amounts to be exchanged, Pay	93.1
Currency risk related to foreign currency transactions | 2022 | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(25.6)
Amounts to be exchanged, Pay	25.1
Currency risk related to foreign currency transactions | 2023 | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(25.3)
Amounts to be exchanged, Pay	25.0
Currency risk related to foreign currency transactions | 2024 | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(25.0)
Amounts to be exchanged, Pay	24.8
Currency risk related to foreign currency transactions | 2025 | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(318.6)
Amounts to be exchanged, Pay	$ 365.5